UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08364

Buffalo Balanced Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2006

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments.

Buffalo Balanced Fund
Schedule of Investments
December 31, 2005 (Unaudited)

	Shares or
	Face Amount			Value
		COMMON STOCKS - 58.52%
		Consumer Discretionary - 0.94%
		Leisure Equipment & Products - 0.94%
	60,000	Eastman Kodak Co.		$1,404,000
		Total Consumer Discretionary		1,404,000

		Consumer Staples - 11.15%
		Beverages - 3.58%
	15,000	Anheuser-Busch Companies, Inc.		644,400
	80,000	The Coca-Cola Co.		3,224,800
	25,000	PepsiCo, Inc.		1,477,000
				5,346,200
		Food & Staples Retailing - 1.00%
	30,000	Costco Wholesale Corp.		1,484,100

		Food Products - 5.27%
	25,000	Campbell Soup Co.		744,250
	75,000	ConAgra Foods, Inc.		1,521,000
	35,000	General Mills, Inc.		1,726,200
	30,000	H.J. Heinz Co.		1,011,600
	30,000	Kellogg Co.		1,296,600
	30,000	Sara Lee Corp.		567,000
	15,000	Wm. Wrigley Jr. Co.		997,350
				7,864,000
		Household Products - 1.30%
	30,000	Colgate-Palmolive Co.		1,645,500
	5,000	Kimberly-Clark Corp.		298,250
				1,943,750
		Total Consumer Staples		16,638,050

		Energy - 19.94%
		Energy Equipment & Services - 0.06%
	11,742	Eagle Geophysical, Inc. (a)		91,000

		Oil & Gas - 19.88%
	10,000	Amerada Hess Corp.		1,268,200
	25,000	Anadarko Petroleum Corp.		2,368,750
	30,000	Apache Corp.		2,055,600
	40,000	BP PLC, ADR		2,568,800
	60,000	ChevronTexaco Corp.		3,406,200
	90,000	ConocoPhillips		5,236,200
	60,000	Exxon Mobil Corp.		3,370,200
	20,000	Frontier Oil Corp.		750,600
	30,000	Kerr-McGee Corp.		2,725,800
	35,000	Marathon Oil Corp.		2,133,950
	60,000	Suncor Energy, Inc.		3,787,800
				29,672,100
		Total Energy		29,763,100

		Financials - 11.25%
		Commercial Banks - 3.10%
	45,000	Bank of America Corp.		2,076,750
	25,000	KeyCorp		823,250
	10,000	Marshall & Ilsley Corp.		430,400
	10,000	Northern Trust Corp.		518,200
	20,000	Wilmington Trust Corp.		778,200
				4,626,800
		Diversified Financial Services - 2.75%
	50,000	Citigroup Inc.		2,426,500
	25,000	JPMorgan Chase & Co.		992,250
	20,000	Regions Financial Corp.		683,200
				4,101,950
		Insurance - 3.95%
	30,000	The Allstate Corp.		1,622,100
	20,000	The Chubb Corp.		1,953,000
	40,000	Cincinnati Financial Corp.		1,787,200
	10,000	Lincoln National Corp.		530,300
				5,892,600
		Thrifts & Mortgage Finance - 1.45%
	50,000	Washington Mutual, Inc.		2,175,000
		Total Financials		16,796,350

		Health Care - 4.52%
		Health Care Equipment & Supplies - 0.63%
	25,000	Baxter International Inc.		941,250

		Pharmaceuticals - 3.89%
	60,000	Abbott Laboratories		2,365,800
	5,000	Eli Lilly & Co.		282,950
	25,000	GlaxoSmithKline PLC, ADR		1,262,000
	20,000	Johnson & Johnson		1,202,000
	15,000	Wyeth		691,050
				5,803,800
		Total Health Care		6,745,050

		Industrials - 6.74%
		Aerospace & Defense - 3.06%
	30,000	Lockheed Martin Corp.		1,908,900
	35,000	Northrop Grumman Corp.		2,103,850
	10,000	United Technologies Corp.		559,100
				4,571,850
		Air Freight & Logistics - 0.35%
	5,000	FedEx Corp.		516,950

		Airlines - 0.55%
	50,000	Southwest Airlines Co.		821,500

		Commercial Services & Supplies - 1.13%
	40,000	Pitney Bowes Inc.		1,690,000

		Industrial Conglomerates - 1.65%
	70,000	General Electric Co.		2,453,500
		Total Industrials		10,053,800

		Information Technology - 3.36%
		Computers & Peripherals - 1.65%
	30,000	International Business Machines Corp.		2,466,000

		Semiconductor & Semiconductor Equipment - 0.84%
	50,000	Intel Corp.		1,248,000

		Software - 0.87%
	50,000	Microsoft Corp.		1,307,500
		Total Information Technology		5,021,500

		Utilities - 0.62%
		Multi-Utilities & Unregulated Power - 0.62%
	10,000	Kinder Morgan, Inc.		919,500
		Total Utilities		919,500

		TOTAL COMMON STOCKS (Cost $71,086,656)		87,341,350

		CONVERTIBLE PREFERRED STOCKS - 2.21%
		Materials - 2.21%
		Chemicals - 0.82%
	53,500	ICO, Inc. (a)		1,227,023

		Construction Materials - 1.39%
	40,000	TXI Capital Trust I		2,068,000
		Total Materials		3,295,023

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,778,140)		3,295,023

		CORPORATE BONDS - 19.01%
		Consumer Discretionary - 7.02%
		Automobiles - 4.41%
		Ford Motor Company
	$ 4,000,000	7.450%, 07/16/2031		2,740,000
		General Motors Acceptance Corp.
	4,000,000	8.000%, 11/01/2031		3,841,676
				6,581,676
		Hotels, Restaurants & Leisure - 0.53%
		Circus Circus
	55,000	7.625%, 07/15/2013		57,337
		Mikohn Gaming Corp.
	692,000	11.875%, 08/15/2008		736,980
				794,317
		Media - 0.07%
		Fisher Communications, Inc.
	100,000	8.625%, 09/15/2014		106,000

		Textiles, Apparel & Luxury Goods - 2.01%
		Interface, Inc.
	3,000,000	9.500%, 02/01/2014		3,000,000
		Total Consumer Discretionary		10,481,993

		Consumer Staples - 0.50%
		Food & Staples Retailing - 0.32%
		Rite Aid Corp.
	500,000	7.500%, 01/15/2015		475,000

		Food Products - 0.18%
		Pilgrim's Pride Corp.
	250,000	9.250%, 11/15/2013		268,125
		Total Consumer Staples		743,125

		Energy - 6.39%
		Oil & Gas - 6.39%
		Giant Industries, Inc.
	4,000,000	8.000%, 05/15/2014		4,150,000
		Swift Energy Co.
	10,000	9.375%, 05/01/2012		10,800
		United Refining Co.
	5,000,000	10.500%, 08/15/2012		5,375,000
		Total Energy		9,535,800

		Health Care - 2.04%
		Health Care Equipment & Supplies - 0.10%
		Inverness Medical Innovations, Inc.
	150,000	8.750%, 02/15/2012		153,000

		Pharmaceuticals - 1.94%
		Alpharma, Inc.
	100,000	8.625%, 05/01/2011		109,125
		Warner Chilcott Corp.
	3,000,000	8.750%, 02/01/2015 (Acquired 01/13/2005, Cost $3,000,000) (b)		2,775,000
				2,884,125
		Total Health Care		3,037,125

		Industrials - 1.03%
		Commercial Services & Supplies - 1.03%
		Greenbrier Companies, Inc.
	500,000	8.375%, 05/15/2015		512,500
	1,000,000	8.375%, 05/15/2015 (Acquired 11/16/2005, Cost $1,000,000) (b)		1,025,000
		Philip Services, Inc.
	25,644	6.000%, 04/15/2010 (a)(c)(d)(e)		2
		Total Industrials		1,537,502

		Materials - 2.03%
		Metals & Mining - 2.03%
		Chaparral Steel Co.
	2,800,000	10.000%, 07/15/2013		3,031,000
		Total Materials		3,031,000

		TOTAL CORPORATE BONDS (Cost $28,956,502)		28,366,545

		CONVERTIBLE BONDS - 11.44%
		Consumer Discretionary - 4.52%
		Hotels, Restaurants & Leisure - 0.69%
		Magna Entertainment Corp.
	1,000,000	7.250%, 12/15/2009		1,033,750

		Media - 3.83%
		Lions Gate Entertainment Corp.
	1,000,000	4.875%, 12/15/2010		1,535,000
	2,800,000	2.938%, 10/15/2024		2,446,500
	2,000,000	3.625%, 03/15/2025		1,727,500
				5,709,000
		Total Consumer Discretionary		6,742,750

		Health Care - 2.44%
		Pharmaceuticals - 2.44%
		Amylin Pharmaceuticals, Inc.
	2,700,000	2.500%, 04/15/2011		3,469,500
		Axcan Pharma, Inc.
	150,000	4.250%, 04/15/2008		170,625
		Total Health Care		3,640,125

		Industrials - 2.23%
		Airlines - 2.23%
		JetBlue Airways Corp.
	3,000,000	3.750%, 03/15/2035		3,326,250

		Commercial Services & Supplies - 0.00%
		Philip Services, Inc.
	775,805	3.000%, 04/15/2020 (a)(c)(d)		78
		Total Industrials		3,326,328

		Information Technology - 2.25%
		Software & Services - 2.25%
		The BISYS Group Inc.
	3,375,000	4.000%, 03/15/2006		3,358,125
		Total Information Technology		3,358,125

		TOTAL CONVERTIBLE BONDS (Cost $16,958,240)		17,067,328

		SHORT TERM INVESTMENTS - 8.14%
		Investment Company - 0.85%
	1,262,988	SEI Daily Income Trust Treasury II Fund - Class B		1,262,988
		Total Investment Companies		1,262,988

		U.S. Treasury Obligations - 7.29%
		Public Finance, Taxation, And Monetary Policy - 7.29%
	$ 5,900,000	3.630%, 01/12/2006		5,894,723
	5,000,000	3.430%, 01/19/2006		4,991,538
		Total U.S. Treasury Obligations		10,886,261

		TOTAL SHORT TERM INVESTMENTS (Cost $12,149,249)		12,149,249

		Total Investments (Cost $131,928,787) - 99.32%		148,219,495

		Other Assets in Excess of Liabilities - 0.68%		1,016,258

		TOTAL NET ASSETS - 100.00%		$149,235,753

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities
	may be resold in transactions exempt from registration normally to qualified institutional buyers.
	The total value of these securities amounted to $3,800,000 (2.55% of net assets) at December 31, 2005.
(c)	Security is in default at December 31, 2005.
(d)	Fair valued security. The total value of these securities amounted to $80 (0.00% of net assets) at
	December 31, 2005.
(e)	Payment-in-kind security.

	The cost basis of investments for federal income tax purposes at December 31, 2005 was as follows*:

	Cost of investments		$ 131,928,787
	Gross unrealized appreciation		21,149,514
	Gross unrealized depreciation		(4,858,806)
	Net unrealized appreciation		$ 16,290,708

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo Balanced Fund, Inc.

By (Signature and Title)  /s/ Kent W. Gasaway, President and Treasurer
Kent W. Gasaway, President and Treasurer

Date                 2/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kent W. Gasaway, President and Treasurer
Kent W. Gasaway, President and Treasurer

Date                2/27/06

* Print the name and title of each signing officer under his or her signature.